PROPERTY AND EQUIPMENT - Summary of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense			$ 120	$ 87
Depreciation expensed to general and administrative expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 63	$ 44	$ 120	$ 87